Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Debt	Debt
The Company’s debt consists of the following:

(Dollars in millions)	June 30, 2022	December 31, 2021
7.5% Term loan due November 30, 2023(1)	$139	$139
5.0% Daylight term loan due October 15, 2024(1)	78	78
Borrowings under revolving credit facility(1)	110	—
Finance lease and other	162	161
Short-term borrowings	1	15
Total debt principal	490	393
Less unamortized debt issuance costs and discounts	—	—
Total debt, net	490	393
Less short-term borrowings and current portion of long-term debt	(140)	(41)
Total long-term debt	$350	$352
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(1)The Company’s debt with related parties consists of two term loans and a working capital credit facility with US Holding, as described below.
Term Loans
In January 2009, the Company entered into a credit agreement with its ultimate parent company, Finmeccanica S.p.A. (presently Leonardo S.p.A.) in the amount of $2 billion (the “2009 Credit Agreement”). The 2009 Credit Agreement was subsequently assigned to US Holding and has a maturity of November 30, 2023. The 2009 Credit Agreement provides for a term loan bearing interest at a rate of 7.5%, with interest payments due semi-annually on June 20 and December 20 in each year (the “7.5% Term loan”). The outstanding balance of the 7.5% Term loan at June 30, 2022 and December 31, 2021 was $139 million. The fair value of this term loan at June 30, 2022 and December 31, 2021 was $142 million and $182 million, respectively; however, the Company has the ability to prepay the outstanding principal balance at the carrying amount without penalty.
In June 2017, the Company entered into an unsecured term loan with US Holding in the principal amount of $137.5 million, the proceeds of which were used to finance the acquisition of Daylight Solutions, Inc. (the “Daylight Term Loan”). The Daylight Term Loan had an outstanding balance of $78 million at June 30, 2022 and December 31, 2021. The fair value of the Daylight Term Loan as of June 30, 2020 and December 31, 2021 was approximately $81 million and $84 million, respectively. The Daylight Term Loan matures on October 15, 2024. The Daylight Term Loan has an interest rate of 5.0%, with interest payments due semi-annually on April 15 and October 15.
Credit Facilities
The 2009 Credit Agreement provides for a revolving credit facility available for working capital needs of the Company (the “Revolving Credit Facility”). As of June 30, 2022 and December 31, 2021, the Revolving Credit Facility had a credit limit of $450 million and an interest rate of LIBOR plus 3.5%. There is a commitment fee of 0.25% applied to the unused balance of the Revolving Credit Facility and there are no compensating balance requirements. The outstanding balance as of June 30, 2022 was $110 million and there was no balance on the Revolving Credit Facility as of December 31, 2021.
The Company also maintains uncommitted working capital credit facilities with certain financial institutions in the aggregate of $65 million at June 30, 2022 and December 31, 2021, respectively (the “Financial Institution Credit Facilities”). The Financial Institution Credit Facilities are guaranteed by Leonardo S.p.A. The primary purpose of the Financial Institution Credit Facilities is to support standby letter of credit issuances on contracts with customers and also includes a revolving facility with a maximum borrowing limit of $15 million, which bears interest at LIBOR plus 0.5%. At June 30, 2022 and December 31, 2021, there was no balance outstanding on the revolving facility. The Company had letters of credit outstanding of approximately $31 million and $35 million as of June 30, 2022, and December 31, 2021, respectively, which reduces the available capacity of the Financial Institution Credit Facilities by an equal amount.
Short-term Borrowings
As of June 30, 2022 and December 31, 2021, the Company recognized $1 million and $15 million, respectively, collected on behalf of the buyers of our trade receivables pursuant to our factoring arrangements as short-term borrowings and current portion of long-term debt in the Consolidated Balance Sheets, which approximates its fair value. Refer to Note 3: Accounts Receivable for more information.	Debt
The Company’s debt consists of the following:

	December 31,
(Dollars in millions)	2021	2020
7.5% Term loan due November 30, 2023(1)	139	139
5.0% Daylight term loan due October 15, 2024(1)	78	98
Finance lease and other	161	163
Short-term borrowings	15	27
Total debt principal	393	427
Less unamortized debt issuance costs and discounts	—	—
Total debt, net	393	427
Less short-term borrowings and current portion of long-term debt	(41)	(53)
Total long-term debt	$352	374
__________________
(1)The Company’s debt with related parties consists of two term loans and a working capital credit facility with US Holding, as described below.
Term Loans
In January 2009, the Company entered into a credit agreement with its ultimate parent company, Finmeccanica S.p.A. (presently Leonardo S.p.A.) in the amount of $2 billion (the “2009 Credit Agreement”). The 2009 Credit Agreement was subsequently assigned to US Holding and has a maturity of November 30, 2023. The 2009 Credit Agreement provides for a term loan bearing interest at a rate of 7.5%, with interest payments due semi-annually on June 20 and December 20 in each year (the “7.5% Term loan”). The outstanding balance of the 7.5% Term loan at
December 31, 2021 and 2020 was $139 million and $139 million, respectively. The fair value of this term loan at December 31, 2021 and 2020 was $182 million and $182 million, respectively; however the Company has the ability to prepay the outstanding principal balance at the carrying amount without penalty. During 2020, US Holding forgave $300 million of related party debt. This was treated as a capital transaction and the amount was recorded in additional paid-in capital, as US Holding is a related party.
In June 2017, the Company entered into an unsecured term loan with US Holding in the principal amount of $137.5 million, the proceeds of which were used to finance the acquisition of Daylight Solutions, Inc. (the “Daylight Term Loan”). The Daylight Term Loan had an outstanding balance of $78 million and $98 million at December 31, 2021 and 2020, respectively, which approximates its fair value. The Daylight Term Loan matures on October 15, 2024. The Daylight Term Loan has an interest rate of 5.0%, with interest payments due semi-annually on April 15 and October 15.
During April 2018, the Company was advanced an additional $50 million by US Holding under a term loan. This term loan bears interest at 4.0% and had an initial maturity date of December 31, 2018, which was extended until December 31, 2021. This term loan was repaid in full, with no prepayment penalty, on December 19, 2020.
Credit Facilities
The 2009 Credit Agreement provides for a revolving credit facility available for working capital needs of the Company (the “Revolving Credit Facility”). As of December 31, 2021 and 2020, the Revolving Credit Facility had a credit limit of $450 million and $450 million, respectively, and an interest rate of LIBOR plus 3.5%. There is a commitment fee of 0.25% applied to the unused balance of the Revolving Credit Facility and there are no compensating balance requirements. There was no balance on the Revolving Credit Facility as of December 31, 2021 and 2020.
The Company also maintains uncommitted working capital credit facilities with certain financial institutions in the aggregate of $65 million and $60 million at December 31, 2021 and 2020, respectively (the “Financial Institution Credit Facilities”). The Financial Institution Credit Facilities are guaranteed by Leonardo S.p.A. The primary purpose of the Financial Institution Credit Facilities is to support standby letter of credit issuances on contracts with customers and also includes a revolving facility with a maximum borrowing limit of $15 million, which bears interest at LIBOR plus 0.5%. At December 31, 2021 and 2020, there was no balance outstanding on the revolving facility. The Company had letters of credit outstanding of approximately $35 million and $31 million as of December 31, 2021 and 2020, respectively, which reduces the available capacity of the Financial Institution Credit Facilities by an equal amount.
Finance Lease and Other
As of December 31, 2021, finance lease and other of $161 million includes approximately $113 million related to finance lease liabilities and $48 million related to our Menomonee Falls, WI manufacturing facility, which has been accounted for as a build-to-suit lease with a failed sale leaseback. Approximately $6 million has been recognized as the current portion of long-term debt for the finance lease liabilities and financing liability related to the build-to-suit arrangement.
Short-term Borrowings
As of December 31, 2021 and 2020, the Company recognized $15 million and $27 million, respectively, collected on behalf of the buyers of our trade receivables pursuant to our factoring arrangements as short-term borrowings and current portion of long-term debt in the Consolidated Balance Sheet, which approximates its fair value. Refer to Note 3: Accounts Receivable for more information.
Interest Paid
Total interest paid associated with our debt was $35 million, $64 million and $65 million in 2021, 2020 and 2019, respectively.
Maturities of long-term debt as of December 31, 2021 are as follows:

(Dollars in millions)
Year Ending December 31,
2022	$41
2023	171
2024	40
2025	7
2026	7
Thereafter	127
Total principal payments	$393